SCHEDULE OF FINANCE LEASES (Details) - USD ($)						9 Months Ended		12 Months Ended
		Mar. 02, 2023	Jan. 24, 2023	Oct. 17, 2022	Sep. 02, 2022	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Sep. 30, 2025
Property, Plant, and Equipment [Line Items]
Monthly lease payment						$ 120,000	$ 116,000	$ 156,000	$ 148,000
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Lease term					60 months
Monthly lease payment	[1]				$ 1,100
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Lease term		36 months	36 months	36 months						36 months	36 months
Monthly lease payment	[1]	$ 1,000	$ 6,700	$ 5,500

[1]	Excludes sales tax and other fees.